CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Net income/(loss)		$ 939,057	$ 560,615	$ (167,930)
Net income/(loss) from continuing operations		1,015,507	(64,774)	(25,018)
Adjustments to reconcile net income/(loss) from continuing operations to net cash provided by/(used in) operating activities:
Depreciation and amortization		51,712	55,362	55,940
Impairment of long-lived assets		76,155	0	0
Net income/(losses) from equity method investments		(19,041)	(1,080)	537
Change in fair value of investment in listed equity securities		(400,966)	295,777	0
INVESTING ACTIVITIES
Additions to equity method investments		(129,662)	(6,750)
FINANCING ACTIVITIES
Cash and cash equivalents, restricted cash and short-term deposits within assets held for sale at the beginning of period		80,869	65,316	66,988
Cash and cash equivalents, restricted cash and short-term deposits within assets held for sale at the end of period		369	80,869	65,316
Net decrease/(increase) in cash and cash equivalents, restricted cash and short-term deposits within assets held for sale		80,500	(15,553)	1,672
Net increase/(decrease) in cash and cash equivalents, restricted cash, short-term deposits and cash within assets held for sale		674,959	112,366	(117,869)
Cash and cash equivalents, restricted cash and short-term deposits at the beginning of the period		337,922	225,556	343,425
Cash and cash equivalents, restricted cash and short-term deposits at the end of the period		1,012,881	337,922	225,556
Continuing operations
OPERATING ACTIVITIES
Net income/(loss) from continuing operations		1,015,507	(64,774)	(25,018)
Adjustments to reconcile net income/(loss) from continuing operations to net cash provided by/(used in) operating activities:
Depreciation and amortization		51,712	55,362	55,940
Gain on disposal of long lived asset		0	0	(5,682)
Deconsolidation of lessor VIE		0	0	(4,809)
Impairment of long-lived assets		76,155	0	0
Amortization of deferred charges and debt guarantees, net		3,555	1,768	4,870
Net income/(losses) from equity method investments		(19,041)	(1,080)	537
Compensation cost related to employee stock awards		3,410	2,625	4,482
Net foreign exchange (gain)/losses		(1,584)	383	3,106
Change in fair value of investment in listed equity securities		(400,966)	295,777	0
Change in fair value of derivative instruments (interest rate swaps)		(72,269)	(27,016)	46,208
Change in fair value of derivative instruments (oil and gas derivatives), commodity swaps and amortization of day 1 gains		311,585	181,487	(35,150)
Change in assets and liabilities:
Trade accounts receivable		(10,917)	(3,083)	(7,658)
Inventories		(157)	86	(4)
Other current and non-current assets		(26,535)	(1,495)	(19,874)
Amounts due from related parties		367	144	9,285
Trade accounts payable		3,085	(4,648)	1,477
Accrued expenses		(4,213)	(11,957)	(7,941)
Other current and non-current liabilities	[1]	(27,470)	59,776	(36,413)
Net cash provided by continuing operations		279,054	120,381	53,656
INVESTING ACTIVITIES
Additions to asset under development		(267,421)	(213,481)	(298,304)
Additions to equity method investments		(2,447)	(8,625)	(10,231)
Proceeds from subscription of equity interest in Gimi MS		39,275	25,403	11,081
Proceeds from sale of equity method investment		97,844	0	0
Proceeds from sale of listed equity securities		625,844	0	0
Dividends received from listed equity securities		5,328	5,029	0
Cash consideration received		0	0	190,131
Short-term loan advanced to related parties		0	(1,750)	0
Net cash provided by/(used in) investing activities		498,423	(193,424)	(107,323)
FINANCING ACTIVITIES
Proceeds from short-term and long-term debt		276,640	411,866	624,901
Repayments of short-term and long-term debt		(719,917)	(289,148)	(745,445)
Net proceeds from the issuance of equity		0	0	99,831
Cash dividends paid		(55,169)	(33,136)	(26,072)
Financing costs paid		(9,599)	(13,300)	(13,300)
Purchase of treasury shares		(25,479)	(24,484)	(16,650)
Proceeds from exercise of share options		161	0	0
Net cash (used in)/provided by financing activities		(533,363)	51,798	(76,735)
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest		74,566	35,887	54,004
Income taxes paid		1,465	694	1,181
Discontinued operations
OPERATING ACTIVITIES
Net (loss)/income from discontinued operations		76,450	(625,389)	142,912
Adjustments to reconcile net income/(loss) from continuing operations to net cash provided by/(used in) operating activities:
Depreciation and amortization		8,732	50,590	51,983
Deconsolidation of lessor VIE		(59,085)	0	0
Amortization of deferred charges and debt guarantees, net		3,932	1,280	(981)
Net income/(losses) from equity method investments		0	0	175,988
Compensation cost related to employee stock awards		239	897	938
Net foreign exchange (gain)/losses		571	82	115
Change in assets and liabilities:
Trade accounts receivable		837	1,836	3,481
Inventories		171	911	(300)
Other current and non-current assets		(5,470)	826	4,052
Amounts due from related parties		(804)	(9,563)	2,348
Trade accounts payable		(7,472)	5,598	2,355
Accrued expenses		(6,134)	18,147	11,710
Other current and non-current liabilities		(24,941)	3,999	(6,029)
Net (loss)/income from discontinued operations		(76,450)	625,389	(142,912)
Drydocking expenditure		0	(1,591)	(10,622)
Loss/(gain) on disposal and impairment of long-lived assets		105,201	(564,902)	0
Net cash (used in)/provided by discontinued operations		(60,673)	133,499	92,126
INVESTING ACTIVITIES
Additions to equity method investments		0	0	(2,410)
Dividends received from listed equity securities		0	460	10,584
Cash consideration received		569,298	119,535	0
Short-term loan advanced to related parties		0	0	(45,000)
Additions to vessels and equipment		0	(925)	(3,880)
Proceeds from repayment of short-term loan advanced to related parties		0	0	45,000
Net cash provided by discontinued investing activities		569,298	119,070	4,294
FINANCING ACTIVITIES
Proceeds from short-term and long-term debt		0	168,402	104,806
Repayments of short-term and long-term debt		(158,000)	(268,107)	(189,088)
Financing costs paid		(280)	(3,700)	(1,277)
Net cash used in discontinued financing activities		$ (158,280)	$ (103,405)	$ (85,559)

[1]	Includes accretion of discount on convertible bonds of $1.7 million, $15.9 million and $15.6 million for the years ended December 31, 2022, 2021 and 2020, respectively.